Income Tax - Schedule of Net Profit (Loss) Before the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Profit (Loss) Before the Provision for Income Taxes [Abstract]
Israel	$ (7,561)	$ (8,521)	$ (15,492)
Foreign			(55)
Total	$ (7,561)	$ (8,521)	$ (15,547)